Parent Company Only Condensed Financial Information, Condensed Statements of Comprehensive Income (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Income [Abstract]
Dividends from subsidiaries		$ 384	$ 324
Expenses [Abstract]
Interest on subordinated debentures		618	597
Income tax benefit	[1]	(2,377)	(2,567)
NET INCOME		10,999	12,631
Other comprehensive income (loss), net of tax		944	3,385
Total comprehensive income		11,943	16,016
Parent Company [Member]
Income [Abstract]
Interest on notes		108	91
Dividends from subsidiaries		5,000	5,020
Expenses [Abstract]
Interest on notes		115	91
Interest on subordinated debentures		618	598
Operating expenses		390	369
Income before income taxes and equity in undistributed earnings of subsidiaries		3,985	4,053
Income tax benefit		207	196
Equity in undistributed earnings of subsidiaries		6,807	8,382
NET INCOME		10,999	12,631
Other comprehensive income (loss), net of tax		944	3,385
Total comprehensive income		$ 11,943	$ 16,016

[1]	Effective income tax rate was 17.8% for 2024 and 16.9% for 2023